CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
Capital Risk Management
CAPITAL RISK MANAGEMENT

Management considers its capital structure to consist of share capital, share purchase options and warrants. Prophecy manages its capital structure and makes adjustments to it, based on the funds available to, and required by the Company in order to support the acquisition, exploration and development of mineral properties. The Board of Directors does not establish quantitative returns on capital criteria for management. In order to facilitate the management of its capital requirement, the Company prepares annual expenditure budgets that are updated as necessary depending on various factors. The annual and updated budgets are approved by the Board of Directors.

The properties, to which the Company currently has an interest in, are in the exploration stage; as such, Prophecy is dependent on external financing to fund its activities. In order to carry out the planned exploration and development and pay for administrative costs, Prophecy will spend its existing working capital and raise additional amounts as needed. There were no changes in managements approach to capital management during the year ended December 31, 2018. Neither Prophecy nor its subsidiaries are subject to externally imposed capital requirements.